Product Warranty (Tables)	12 Months Ended
Dec. 31, 2021
Product Warranties Disclosures [Abstract]
Schedule of movement of product warranty
	Year Ended December 31,
	2019	2020	2021
Balance at beginning of the period	$16,565	$18,416	$19,356
Provided for new sales during the period	3,501	3,477	6,447
Provided for pre-existing legacy product	—	—	46,485
Utilized during the year	(1,650)	(2,537)	(13,830)
Balance at end of the year	$18,416	$19,356	$58,458
Product warranty – current	$3,723	$4,296	$20,922
Product warranty – non-current	14,693	15,060	37,536